Business Combinations (Details) - Chongni Network Technology (Shanghai) Co., Ltd [Member] - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2022	Oct. 31, 2018
Business Combinations [Line Items]
Business combination, percentage of equity interests acquired				49.00%
Business combination, date of acquisition			Jun. 30, 2021
Business combination, purchase consideration	¥ 3,200
Business combination, equity interest cash consideration	¥ 2,900
Business combination, previously held equity interest percentage	49.00%
Business combination, fair value of equity interest amount	¥ 300
Business combination, gain amount			¥ 100
Business combination, revenue amount
Business combination, loss amount		¥ 80
Minimum [Member]
Business Combinations [Line Items]
Business combination, equity interest percentage	49.00%
Maximum [Member]
Business Combinations [Line Items]
Business combination, equity interest percentage	63.65%